Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	47
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$33,811,050.16	0.2071756	$23,019,774.29	0.1410525	$10,791,275.88
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$105,841,050.16	0.0711187	$95,049,774.29	0.0638677	$10,791,275.88

Weighted Avg. Coupon (WAC)	4.25%		4.26%
Weighted Avg. Remaining Maturity (WARM)	18.33		17.51
Pool Receivables Balance	$137,419,619.37		$126,516,338.87
Remaining Number of Receivables	23,852		23,228

Adjusted Pool Balance	$136,494,794.52		$125,703,518.64

III. COLLECTIONS

Principal:
Principal Collections	$10,724,164.86
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$150,069.40
Total Principal Collections	$10,874,234.26

Interest:
Interest Collections	$476,763.30
Late Fees & Other Charges	$42,338.46
Interest on Repurchase Principal	$-
Total Interest Collections	$519,101.76

Collection Account Interest	$1,781.07
Reserve Account Interest	$640.76
Servicer Advances	$-

Total Collections	$11,395,757.85

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	47
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$11,395,757.85
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,395,757.85

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$114,516.35	$-	$114,516.35	$114,516.35
	Collection Account Interest					$1,781.07
	Late Fees & Other Charges					$42,338.46
Total due to Servicer						$158,635.88

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$21,131.91		$21,131.91

	Total Class A interest:		$21,131.91		$21,131.91	$21,131.91

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

	Available Funds Remaining:					$11,140,153.81

7.	Regular Principal Distribution Amount:					$10,791,275.88

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$10,791,275.88
	Class A Notes Total:		$10,791,275.88		$10,791,275.88
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$10,791,275.88		$10,791,275.88

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					348,877.93

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$ 924,824.85
Beginning Period Amount	$ 924,824.85
Current Period Amortization	$ 112,004.62
Ending Period Required Amount	$ 812,820.23
Ending Period Amount	$ 812,820.23
Next Distribution Date Amount	$ 708,921.88

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	November 2016
Distribution Date	12/15/16
Transaction Month	47
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	22.46%	24.39%	24.39%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.55%	22,660	96.51%	$122,101,957.17
30 - 60 Days	1.91%	443	2.71%	$3,422,963.80
61 - 90 Days	0.45%	105	0.68%	$862,571.11
91-120 Days	0.09%	20	0.10%	$128,846.79
121 + Days	0.00%	0	0.00%	$-
Total		23,228		$126,516,338.87

Delinquent Receivables 30+ Days Past Due
Current Period	2.45%	568	3.49%	$4,414,381.70
1st Preceding Collection Period	2.46%	587	3.43%	$4,713,376.67
2nd Preceding Collection Period	2.26%	556	3.20%	$4,766,340.06
3rd Preceding Collection Period	2.28%	589	3.14%	$5,077,445.31
Four-Month Average	2.36%		3.32%

Repossession in Current Period		22		$159,611.01
Repossession Inventory		49		$116,959.28

Current Charge-Offs
Gross Principal of Charge-Offs				$179,115.64
Recoveries				$(150,069.40)
Net Loss				$29,046.24

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.25%

Average Pool Balance for Current Period				$131,967,979.12

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.26%
1st Preceding Collection Period				0.09%
2nd Preceding Collection Period				-0.82%
3rd Preceding Collection Period				0.87%
Four-Month Average				0.10%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	22	2,506	$35,595,459.71
Recoveries	16	2,309	$(23,171,088.91)
Net Loss			$12,424,370.80
Cumulative Net Loss as a % of Initial Pool Balance			0.80%

Net Loss for Receivables that have experienced a Net Loss *	15	2,050	$12,591,054.04
Average Net Loss for Receivables that have experienced a Net Loss			$6,141.98

Principal Balance of Extensions			$517,204.24
Number of Extensions			69

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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